Related Party Transactions (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended	6 Months Ended
	May 08, 2026	Jan. 13, 2026	Sep. 15, 2025	May 31, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Nov. 25, 2025
Related Party Transaction [Line Items]
Related party payable							$ 26,000
Common Class A [Member]
Related Party Transaction [Line Items]
Number of issued shares of common stock					336,000	336,000
VWAP [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Number of issued shares of common stock		112,000
Share price		$ 12.00
VWAP One [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Number of issued shares of common stock		112,000
Share price		$ 14.50
VWAP Two [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Number of issued shares of common stock		112,000
Share price		$ 17.00
Boost Run Holding LLC [Member]
Related Party Transaction [Line Items]
Installment notes			$ 8,500,000	$ 8,500,000
Subordinated Loan Agreement [Member]
Related Party Transaction [Line Items]
Borrowings								$ 1,430,000
Subordinated Loan Agreement [Member] | Boost Run Holdings LLC [Member]
Related Party Transaction [Line Items]
Borrowings								$ 1,430,000
Consulting Agreement [Member]
Related Party Transaction [Line Items]
Issued shares, granted		336,000
Merger Agreement [Member]
Related Party Transaction [Line Items]
Issued shares	7,875,000				7,875,000
Merger Agreement [Member] | Boost Run Holdings LLC [Member]
Related Party Transaction [Line Items]
Sponsor earnout shares		1,125,000
Earnout shares		1,968,750
Earnout Agreement Amendment [Member]
Related Party Transaction [Line Items]
Sponsor earnout shares	1,125,000				1,125,000
Earnout shares	1,968,750				1,968,750